Discontinued Operations - Summary of Sale of Subsidiaries (Parenthetical) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bioseparations Operations | Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax